3. BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2019
Basis Of Preparation
BASIS OF PREPARATION

These Consolidated Financial Statements have been prepared in accordance with IFRS issued by IASB.

These Consolidated Financial Statements have been approved for issue by the Board of Directors dated March 9, 2020. Significant accounting policies adopted in the preparation of these Consolidated Financial Statements are described in Note 4, which have been consistently applied in these Consolidated Financial Statements, except as mentioned in Note 3.1.

These accounting policies have been applied consistently by all Group companies.

3.1 Change in Functional Currency

The Company changed its functional and presentation currencies from the Peso to the U.S. dollar commencing on January 1, 2019 following a change in facts and circumstances relevant to its business operations. Therefore, as from January 1, 2019, the Company records its operations in U.S. dollars, the new functional currency, and also presents its Consolidated Financial Statements in U.S. dollars.

For purposes of effecting this change, the Company has considered the following factors that have influenced the environment in which the entity operates and its sales prices:

i.	the divestment in the refining and distribution segment in 2018, which has historically been subject to regulations by the Argentine Government and prices set in Pesos;
ii.	the growing trend of the execution of agreements denominated in U.S. dollars in line with the Company’s strategy to focus investments and resources on the expansion of its power generation installed capacity; and
iii.	the keeping in effect of the remuneration scheme for generation during 2019, with prices directly established in U.S. dollars by the Argentine Government, despite the context of instability both at the local and international levels, including the significant exchange rate stress that the Argentine economy has endured.

The Company effected the change in functional currency prospectively as from January 1, 2019, as required by IAS 21 “The effects of changes in foreign exchange rates”.

Upon the change in the functional currency, all transactions in currencies other than the functional currency are considered “foreign currency transactions”.

After the closing of the fiscal year, Resolution SE No. 31/20, as detailed in Note 23, exclusively modified the remuneration scheme for sales in the spot market established by SRRYME Resolution No. 1/19 as from the commercial transaction corresponding to February 1, 2020.

It is worth highlighting that even if the above-mentioned modification adversely affects the profitability of the generation business, the management has concluded that it does not constitute a change to the underlying primary economic environment in which the entity operates due to: i) the higher incidence in 2019 of revenues from dollar-denominated contracts compared to revenues from sales in the spot market in the generation segment as a result of the commissioning of PEPE II and PEPE III wind farms for 106 MW in May and June 2019, which will increase in 2020 through the entry into effect of the contract remunerating the extension and closing to combined cycle of the CTGEBA for 383 MW; and ii) the fact that the dollar remains the basis for setting sales prices and costs in the oil & gas and petrochemicals segments.

3.2 Comparative information

The comparative information has been stated in terms of the measuring unit current as of December 31, 2018 in accordance with IAS 29 "Financial reporting in hyperinflationary economies", since the Peso was the Company’s functional currency up to that date.

The inflation adjustment was calculated taking into consideration the indexes set by the FACPCE based on the price indexes published by the INDEC. As of December 31, 2018, the price index increased to 184.255, with an annual inflation rate of 47.6%.

As from the change in functional currency detailed in Note 3.1, the Company has discontinued the preparation and presentation of financial statements in accordance with IAS 29, and has treated the amounts expressed in terms of the measuring unit current as of December 31, 2018 as the basis for the carrying amounts in subsequent financial statements.

The information as of December 31, 2018 and 2017 disclosed for comparative purposes arises from the Consolidated Financial Statements denominated in Pesos stated in terms of the measuring unit current as of December 31, 2018 in accordance with IAS 29, and was translated into U.S. Dollars using the exchange rate as of that date.

Certain not significant reclassifications have been made to those financial statements to keep the consistency in the presentation with the amounts of the current year.